Stock-Based Compensation (Tables)	12 Months Ended
Jul. 02, 2011
Schedule Of Fair Value Of Option Grants

	2011	2010	2009

Weighted average expected lives	7.2 years	8.0 years	8.0 years

Weighted average risk-free interest rates	2.08%	3.03%	3.1%

Range of risk-free interest rates	1.91 – 2.66%	3.02 – 3.15%	3.1%

Weighted average expected volatility	28.0%	27.2%	22.1%

Range of expected volatility	27.3 – 30.0%	27.2 – 27.6%	22.1%

Dividend yield	2.9%	4.4%	3.0%

Stock Option [Member]
Schedule Of Changes In Stock-Based Compensation Awards

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Options outstanding at July 3, 2010	20,036	$15.79	4.7	$16
Granted	2,318	15.49	–	–
Exercised	(3,106)	16.41	–	–
Canceled/expired	(1,436)	14.67	–	–
Options outstanding at July 2, 2011	17,812	$15.73	4.6	$66
Options exercisable at July 2, 2011	12,041	$17.06	2.9	$29

Schedule Of Value Of Stock-Based Compensation Awards

In millions except per share data	2011	2010	2009
Number of options exercisable at end of fiscal year	12,041	13,121	22,721
Weighted average exercise price of options exercisable at end of fiscal year	$17.06	$17.66	$18.13
Weighted average grant date fair value of options granted during the fiscal year	$ 3.42	$ 1.88	$ 2.67
Total intrinsic value of options exercised during the fiscal year	$ 8.0	$ 0.9	$ 0.0
Fair value of options that vested during the fiscal year	$ 4.5	$ 6.3	$ 2.0

Restricted Stock Unit Awards [Member]
Schedule Of Changes In Stock-Based Compensation Awards

Shares in thousands	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Nonvested share units at July 3, 2010	9,014	$12.86	1.2	$126
Granted	2,514	15.13	–	–
Vested	(2,858)	14.57	–	–
Forfeited	(947)	14.49	–	–
Nonvested share units at July 2, 2011	7,723	$12.76	1.1	$149
Exercisable share units at July 2, 2011	181	$16.20	2.9	$ 4

Schedule Of Value Of Stock-Based Compensation Awards

In millions except per share data	2011	2010	2009
Stock Unit Awards
Fair value of share-based units that vested during the fiscal year	$42	$35	$12
Weighted average grant date fair value of share based units granted during the fiscal year	$15.13	$10.06	$13.73
All Stock-Based Compensation
Total compensation expense	$41	$35	$41
Tax benefit on compensation expense	$15	$13	$12